Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, net

7. Property, Plant and Equipment, net

Property, plant and equipment, stated at cost less accumulated depreciation and amortization, consisted of the following:

	2026	2025
Furniture and fixtures	$885,626	$891,366
Machineries	970,068	771,769
Motor vehicles*	335,964	246,311
Leasehold improvements	183,350	184,740
Less: accumulated depreciation	(2,049,350)	(1,852,377)
Property, plant and equipment, net	$325,658	$241,809

Depreciation expenses of property, plant and equipment totaled US$144,669, US$356,025 and US$448,986 for the years ended March 31, 2026, 2025 and 2024, respectively and included in cost of revenue and general and administrative expenses.

*	Motor vehicles amounted to US$26,521 which were acquired through the acquisition of Kin Chiu Development Limited on November 17, 2025 (Note 17).